Shareholders' Equity - Changes in share capital (Details) € / shares in Units, $ in Thousands																		1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 01, 2021 EUR (€) item € / shares shares	Sep. 27, 2021 EUR (€) item € / shares shares	Jun. 28, 2021 EUR (€) € / shares shares	Dec. 14, 2020 EUR (€) € / shares shares	Nov. 30, 2020 EUR (€) € / shares shares	Jul. 15, 2020 EUR (€) € / shares shares	Jul. 15, 2020 USD ($) shares	Jun. 28, 2020 EUR (€) € / shares shares	Apr. 18, 2020 EUR (€)	Apr. 17, 2020 EUR (€)	Feb. 07, 2020 EUR (€) € / shares shares	Jan. 26, 2020 EUR (€) € / shares shares	Oct. 02, 2019 EUR (€) item € / shares shares	Sep. 20, 2019 EUR (€) item € / shares shares	Apr. 18, 2019 EUR (€) € / shares shares	Jan. 26, 2019 EUR (€) € / shares shares	Jan. 23, 2019 EUR (€) € / shares shares	Jul. 31, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Oct. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2018 EUR (€) € / shares shares
Disclosure of classes of share capital [line items]
Shareholders' equity																					€ 88,866,000		€ 111,211,000	€ 41,392,000	$ 88,866	€ 61,596,000
Number of shares outstanding | shares																					40,873,551				40,873,551
Nominal value per share | € / shares																					€ 0.01
Issue of ordinary shares																					€ 25,426,000		109,099,000	8,903,000
Gross Proceeds From Issuing Shares							$ 107,700											$ 107,700	€ 14,700,000	€ 8,900,000
Reclassification of debit retained earnings to premium related to share capital									€ 48,000,000.0
ATM
Disclosure of classes of share capital [line items]
Gross Proceeds From Issuing Shares | $																						$ 31,900
New Enterprise Associates (NEA), as well as BVF Partners L.P., Sofinnova Partners and Novo Holdings A/S
Disclosure of classes of share capital [line items]
Issue of ordinary shares																					8,900,000
Transaction costs																							300,000
Number of capital increases | item													2	2
AGA 2019-1
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares			€ 0.01
Share capital
Disclosure of classes of share capital [line items]
Shareholders' equity																					€ 408,735		€ 386,302	€ 268,461		€ 222,573
Number of shares outstanding | shares																					40,873,551		38,630,261	26,846,112	40,873,551	22,257,277
Nominal value per share | € / shares					€ 0.01	€ 0.01					€ 0.01		€ 0.01	€ 0.01							€ 0.01		€ 0.01	€ 0.01		€ 0.01
Issue of ordinary shares					€ 100	€ 74,783					€ 37,783		€ 3,139	€ 41,600							€ 22,000		€ 113,000	€ 45,000
Increase (decrease) in number of shares outstanding | shares					10,000	7,478,261	7,478,261				3,778,338		313,936	4,159,999
Number of shares issued during the period | shares																					2,214,190	2,214,190	11,256,599	4,473,935
Share capital | ATM
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares	€ 0.01	€ 0.01
Issue of ordinary shares	€ 1,309	€ 20,833
Increase (decrease) in number of shares outstanding | shares	130,856	2,083,334
Capital increase in cash	€ 25,400,000	€ 25,400,000
Number of ATM emissions | item	2	2
Share capital | BSPCE plans
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares																	€ 0.01
Issue of ordinary shares																	€ 274
Increase (decrease) in number of shares outstanding | shares																	27,400
Share capital | AGA Bonus Plans
Disclosure of classes of share capital [line items]
Nominal value per share | € / shares			€ 0.01	€ 0.01				€ 0.01				€ 0.01			€ 0.01	€ 0.01
Issue of ordinary shares			€ 291	€ 2,273				€ 2,270				€ 633			€ 775	€ 100
Increase (decrease) in number of shares outstanding | shares			29,100	227,250				227,000				63,300			77,500	10,000
Number of shares issued during the period | shares			29,100
Premiums related to share capital
Disclosure of classes of share capital [line items]
Shareholders' equity																					€ 165,071,566		€ 139,667,603	€ 86,011,893		€ 77,460,125
Issue of ordinary shares					€ 66,650	€ 94,024,272					€ 14,962,218		€ 621,593	€ 8,236,798							€ 25,404,000		108,986,000	€ 8,858,000
Transaction costs						€ (7,077,866)					€ (319,564)		€ (12,023)	€ (312,294)
Appropriation of the issue premium										€ (48,000,000)													€ (48,000,000)
Number of existing shareholders | item													3	3
Premiums related to share capital | ATM
Disclosure of classes of share capital [line items]
Issue of ordinary shares	€ 1,615,584	€ 25,556,803
Premiums related to share capital | BSPCE plans
Disclosure of classes of share capital [line items]
Issue of ordinary shares																	€ 17,693
Premiums related to share capital | AGA Bonus Plans | ATM
Disclosure of classes of share capital [line items]
Transaction costs	€ (1,768,424)